INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of reconciliation of the statutory federal income tax

The reconciliation of the statutory federal income tax with the provision for income taxes is as follows at December 31:

(in thousands except for rate)

	2021	Rate	2020	Rate	2019	Rate
Federal tax benefit as statutory rates	$(86,177)	(21.0)%	$(26,050)	(21.0)%	$(2,182)	(21.0)%
Stock based compensation	(1,004)	(0.2)	192	0.2	21	0.2
Other permanent differences	60	—	32	—	1	—
Research and development credit	(68)	—	—	—	0
State & Local Taxes/ Other	(3,234)	(0.8)	—	—	—
Change in valuation allowance	90,423	22.0	25,826	20.8	2,160	20.8
Total tax benefit	$—	—%	$—	—%	$—	—%

Schedule of deferred tax assets

	2021	2020
Deferred tax assets:
Share based compensation	$2,288	$436
Intangible assets and other	1,984	—
Research and development credit	136	—
Net operating losses	113,999	27,550
Total deferred tax assets	118,407	27,986
Valuation allowance	(118,407)	(27,986)
Total deferred tax assets, net of valuation allowance	$—	$—